Risk Management Overview - Additional Information (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) Customer	Mar. 31, 2022 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum credit exposure	$ 9,352,538	$ 21,756
Trade payables and accrued liabilities	705,605	1,115,473
Due to share holder and related party payable	18,296	129,941
Cash	$ 9,352,538	21,756
Contractual maturities of trade payables	90 days
Percenatge of revenue	100.00%
Customer Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Revenue	$ 8,561	0
Percenatge of revenue	100.00%
Number of customer | Customer	1
Accounts receivable from customers	$ 0	$ 0
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, the regulatory and economic environment of the financial intermediary. As a result, the loss allowance recognized during the period was limited to 12 months expected credit losses. Based on historical information, and adjusted for forward-looking expectations, the Company has assessed an insignificant loss allowance on this cash balance as at March 31, 2023 and 2022, respectively.